Shareholder Report, Holdings (Details)	Mar. 31, 2025
Clifford Capital Partners Fund (Institutional Class) | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Clifford Capital Partners Fund (Institutional Class) | Dolby Laboratories, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Clifford Capital Partners Fund (Institutional Class) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Clifford Capital Partners Fund (Institutional Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Clifford Capital Partners Fund (Institutional Class) | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Clifford Capital Partners Fund (Institutional Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Clifford Capital Partners Fund (Institutional Class) | Pfizer, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Clifford Capital Partners Fund (Institutional Class) | Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Clifford Capital Partners Fund (Institutional Class) | Fidelity Nat'l Info. Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital Partners Fund (Institutional Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Clifford Capital Partners Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
Clifford Capital Partners Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
Clifford Capital Partners Fund (Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Clifford Capital Partners Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Clifford Capital Partners Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.65%
Clifford Capital Partners Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
Clifford Capital Partners Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Clifford Capital Partners Fund (Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
Clifford Capital Partners Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Clifford Capital Partners Fund (Investor Class) | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Clifford Capital Partners Fund (Investor Class) | Dolby Laboratories, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Clifford Capital Partners Fund (Investor Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Clifford Capital Partners Fund (Investor Class) | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Clifford Capital Partners Fund (Investor Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Clifford Capital Partners Fund (Investor Class) | Fidelity Nat'l Info. Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital Partners Fund (Investor Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Clifford Capital Partners Fund (Investor Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
Clifford Capital Partners Fund (Investor Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
Clifford Capital Partners Fund (Investor Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Clifford Capital Partners Fund (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Clifford Capital Partners Fund (Investor Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.65%
Clifford Capital Partners Fund (Investor Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
Clifford Capital Partners Fund (Investor Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Clifford Capital Partners Fund (Investor Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
Clifford Capital Partners Fund (Investor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Clifford Capital Partners Fund (Super Institutional Class) | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Clifford Capital Partners Fund (Super Institutional Class) | Dolby Laboratories, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Clifford Capital Partners Fund (Super Institutional Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Clifford Capital Partners Fund (Super Institutional Class) | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Clifford Capital Partners Fund (Super Institutional Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Clifford Capital Partners Fund (Super Institutional Class) | Fidelity Nat'l Info. Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital Partners Fund (Super Institutional Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Clifford Capital Partners Fund (Super Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
Clifford Capital Partners Fund (Super Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
Clifford Capital Partners Fund (Super Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Clifford Capital Partners Fund (Super Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Clifford Capital Partners Fund (Super Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.65%
Clifford Capital Partners Fund (Super Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
Clifford Capital Partners Fund (Super Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Clifford Capital Partners Fund (Super Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
Clifford Capital Partners Fund (Super Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%